UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-03734

EuroPacific Growth Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: March 31

Date of reporting period: December 31, 2014

Michael W. Stockton

EuroPacific Growth Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Mark D. Perlow

K&L Gates LLP

Four Embarcadero Center, Suite 1200

San Francisco, California 94111

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

EuroPacific Growth Fund®
Investment portfolio
December 31, 2014
unaudited
Common stocks 87.63% Financials 19.09%	Shares	Value (000)
Prudential PLC[1]	93,463,984	$2,150,806
Barclays PLC[1]	494,649,410	1,859,635
HDFC Bank Ltd.[1]	93,649,732	1,404,438
HDFC Bank Ltd. (ADR)	8,482,300	430,477
AIA Group Ltd.[1]	225,761,200	1,243,145
Housing Development Finance Corp. Ltd.[1]	62,275,570	1,114,114
ICICI Bank Ltd.[1]	169,091,995	939,172
Axis Bank Ltd.[1]	111,524,315	881,062
Fairfax Financial Holdings Ltd.[2]	868,291	454,984
Fairfax Financial Holdings Ltd. (CAD denominated)[2]	525,000	275,099
Kotak Mahindra Bank Ltd.[1]	36,242,137	721,612
Société Générale[1]	15,528,896	652,544
Bank of Ireland[1,2,3]	1,721,295,481	640,986
AXA SA1	27,658,157	638,807
ORIX Corp.[1]	49,932,700	624,203
Brookfield Asset Management Inc., Class A	12,330,000	618,103
Bankia, SA1,3	389,975,203	578,144
Sun Hung Kai Properties Ltd.[1]	34,135,260	516,173
Investment AB Kinnevik, Class B1	14,450,461	468,649
Credit Suisse Group AG1	17,134,374	429,539
Banco Santander, SA1,3	50,747,338	424,340
Banco Santander, SA (ADR)	380,557	3,170
Sumitomo Mitsui Financial Group, Inc.[1]	11,621,700	419,921
Commerzbank AG, non-registered shares[1,3]	30,509,327	405,308
Henderson Land Development Co. Ltd.[1]	58,365,116	405,137
Mizuho Financial Group, Inc.[1]	199,892,900	335,880
UniCredit SpA[1]	48,753,167	310,729
Hana Financial Group Inc.[1]	10,668,630	308,200
Sampo Oyj, Class A1	5,976,655	280,243
ING Groep NV, depository receipts[1,3]	21,240,000	275,007
Link Real Estate Investment Trust[1]	42,126,971	262,970
BNP Paribas SA1	4,413,981	259,384
Deutsche Bank AG1	8,318,333	251,428
China Overseas Land & Investment Ltd.[1]	83,800,000	247,311
Aegon NV1	24,562,997	184,296
Sberbank of Russia (ADR)[1]	19,940,000	80,124
Sberbank of Russia (ADR)	13,760,875	53,296
Sberbank of Russia (GDR)[1,4]	11,167,686	44,875
UBS Group AG1,3	10,049,020	172,740
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	14,998,300	155,382
Svenska Handelsbanken AB, Class A1	3,269,000	152,639
Eurobank Ergasias SA1,3	647,190,570	143,819
Resona Holdings, Inc.[1]	27,900,000	140,814
Cheung Kong (Holdings) Ltd.[1]	6,310,000	105,290
Daito Trust Construction Co., Ltd.[1]	897,700	101,643
Siam Commercial Bank PCL[1]	18,120,100	100,112
Toronto-Dominion Bank	1,900,000	90,781
EuroPacific Growth Fund — Page 1 of 12

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Assicurazioni Generali SpA[1]	4,410,000	$90,120
AEON Financial Service Co., Ltd.[1]	3,915,000	76,535
Shinsei Bank, Ltd.[1]	42,327,000	73,895
Bancolombia SA (ADR)	1,530,000	73,256
Itaú Unibanco Holding SA, preferred nominative (ADR)	5,500,000	71,555
Industrial and Commercial Bank of China Ltd., Class H1	87,810,255	63,789
MS&AD Insurance Group Holdings, Inc.[1]	2,658,000	63,132
Investor AB, Class B1	1,557,614	56,447
Daiwa Securities Group Inc.[1]	7,200,000	56,071
Banca Monte dei Paschi di Siena SPA[1,3]	89,789,914	51,056
Kerry Properties Ltd.[1]	9,888,500	35,726
Ayala Land, Inc., preference shares[1,3]	481,283,600	1,076
		23,069,189
Consumer discretionary 13.26%
Toyota Motor Corp.[1]	22,046,000	1,374,801
Liberty Global PLC, Class A3	13,481,000	676,814
Liberty Global PLC, Class C3	12,775,533	617,186
Volkswagen AG, nonvoting preferred[1]	4,527,581	1,011,334
Altice SA1,3	11,776,712	929,321
Rakuten, Inc.[1]	65,173,300	907,382
Naspers Ltd., Class N1	6,374,001	820,640
Numericable Group SA, non-registered shares[1,3]	16,305,699	804,039
Industria de Diseño Textil, SA1	25,700,000	736,381
Sands China Ltd.[1]	93,499,200	454,761
Publicis Groupe SA1	6,082,969	435,682
Ctrip.com International, Ltd. (ADR)[2,3]	8,789,000	399,900
Li & Fung Ltd.[1]	399,354,100	373,476
Kering SA1	1,784,000	342,988
Renault SA1	4,055,922	296,389
Carnival PLC[1]	6,330,000	285,811
H & M Hennes & Mauritz AB, Class B1	6,698,000	277,845
Paddy Power PLC[1,2]	3,204,000	266,703
Bajaj Auto Ltd.[1]	6,652,128	255,435
Galaxy Entertainment Group Ltd.[1]	44,110,000	245,546
Barratt Developments PLC[1]	33,112,000	241,122
Hyundai Mobis Co., Ltd.[1]	1,090,716	232,144
Hero MotoCorp Ltd.[1]	4,638,863	228,379
Burberry Group PLC[1]	8,922,000	226,071
adidas AG1	3,099,870	216,055
Mahindra & Mahindra Ltd.[1]	10,840,000	211,039
Mr Price Group Ltd.[1]	10,047,345	202,971
Panasonic Corp.[1]	16,201,400	190,345
Tata Motors Ltd.[1]	24,363,080	190,010
Melco Crown Entertainment Ltd. (ADR)	7,314,000	185,776
LVMH Moët Hennessey-Louis Vuitton SA1	1,129,099	178,549
Suzuki Motor Corp.[1]	5,825,000	175,105
PT Astra International Tbk[1]	284,194,000	168,688
Schibsted ASA[1]	2,602,283	165,407
ASOS PLC[1,3]	4,097,900	162,745
Daimler AG1	1,910,000	159,352
Techtronic Industries Co. Ltd.[1]	43,815,000	140,414
Nokian Renkaat Oyj[1]	4,918,000	120,460
Ocado Group PLC[1,3]	19,202,016	117,869
Cie. Générale des Établissements Michelin[1]	1,291,975	117,134
EuroPacific Growth Fund — Page 2 of 12

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Shangri-La Asia Ltd.[1]	83,545,142	$114,960
TOD’S SpA[1]	1,224,376	106,251
Global Brands Group Holding Ltd.[1,2,3]	510,868,100	99,857
Accor SA1	1,740,000	77,963
Nissan Motor Co., Ltd.[1]	8,475,000	73,819
Genting Singapore PLC[1]	80,300,000	65,061
Hyundai Motor Co.[1]	383,000	58,146
Fuji Media Holdings, Inc.[1]	4,173,400	51,334
Kingfisher PLC[1]	9,544,000	50,293
SEGA SAMMY HOLDINGS INC.[1]	3,820,000	49,008
Whitbread PLC[1]	655,225	48,354
Kia Motors Corp.[1]	994,660	46,995
MGM China Holdings Ltd.[1]	18,300,000	46,133
		16,030,243
Health care 12.28%
Novo Nordisk A/S, Class B1	109,943,184	4,651,872
Bayer AG1	21,038,384	2,876,145
Novartis AG1	28,651,405	2,634,998
UCB SA1,2	12,642,824	959,466
Teva Pharmaceutical Industries Ltd. (ADR)	12,810,300	736,720
Roche Holding AG1	2,623,000	710,939
Fresenius SE & Co. KGaA[1]	9,725,727	507,879
Grifols, SA, Class A, non-registered shares[1]	5,850,500	232,894
Grifols, SA, Class B, non-registered shares[1]	5,627,050	191,139
Grifols, SA, Class B (ADR)	1,770,739	60,187
Sysmex Corp.[1]	9,022,200	400,254
AstraZeneca PLC[1]	3,925,000	276,107
Fresenius Medical Care AG & Co. KGaA[1]	3,322,000	248,621
Merck KGaA[1]	1,686,000	159,943
William Demant Holding A/S1,3	1,045,900	79,386
Sonova Holding AG1	493,773	72,384
Sonic Healthcare Ltd.[1]	2,948,000	44,272
Lupin Ltd.[1]	208,575	4,720
		14,847,926
Information technology 12.09%
Baidu, Inc., Class A (ADR)[3]	7,780,900	1,773,812
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	302,957,649	1,336,870
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	5,962,723	133,446
Murata Manufacturing Co., Ltd.[1,2]	12,465,600	1,361,661
Samsung Electronics Co. Ltd.[1]	945,427	1,136,453
Samsung Electronics Co. Ltd., nonvoting preferred[1]	48,800	45,662
Nintendo Co., Ltd.[1,2]	11,084,600	1,155,251
Tencent Holdings Ltd.[1]	64,294,800	922,523
ASML Holding NV1	8,496,811	910,320
Naver Corp.[1]	1,250,006	807,529
Alibaba Group Holding Ltd. (ADR)[3]	6,524,032	678,108
Infineon Technologies AG1,2	56,886,110	609,879
Alcatel-Lucent[1,3]	133,730,799	474,768
Gemalto NV1,2	4,804,745	392,479
ARM Holdings PLC[1]	22,682,553	349,272
Infosys Ltd.[1]	10,488,000	326,188
Yandex NV, Class A3	16,542,400	297,102
Hexagon AB, Class B1	8,800,111	272,142
EuroPacific Growth Fund — Page 3 of 12

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
AAC Technologies Holdings Inc.[1]	42,897,000	$227,965
Trend Micro Inc.[1,2]	8,070,000	220,794
Tech Mahindra Ltd.[1]	4,998,942	205,037
NetEase, Inc. (ADR)	1,973,900	195,692
TDK Corp.[1]	2,950,000	173,813
Samsung SDI Co., Ltd.[1]	1,418,520	147,479
Delta Electronics, Inc.[1]	17,145,603	101,878
Quanta Computer Inc.[1]	33,946,530	84,571
STMicroelectronics NV1	9,632,014	71,832
Keyence Corp.[1]	159,500	70,649
Mail.Ru Group Ltd. (GDR)[1,3]	3,030,000	48,932
OMRON Corp.[1]	1,086,000	48,675
ASM Pacific Technology Ltd.[1]	3,127,300	29,731
		14,610,513
Industrials 7.59%
Ryanair Holdings PLC (ADR)[3]	16,602,989	1,183,295
International Consolidated Airlines Group, SA (CDI)[1,2,3]	139,643,140	1,043,577
Airbus Group NV1	17,205,000	854,524
Rolls-Royce Holdings PLC[1,3]	53,014,535	714,162
easyJet PLC[1,2]	20,012,836	516,559
KONE Oyj, Class B1	10,988,000	499,058
Jardine Matheson Holdings Ltd.[1]	8,101,200	492,968
Babcock International Group PLC[1]	22,104,478	361,650
Geberit AG1	1,055,000	358,524
SMC Corp.[1]	1,348,700	351,211
ASSA ABLOY AB, Class B1	6,311,000	333,517
Hutchison Whampoa Ltd.[1]	23,802,000	272,500
Schneider Electric SE1	3,690,342	268,147
Wolseley PLC[1]	3,626,904	206,474
Meggitt PLC[1]	25,818,247	206,374
Komatsu Ltd.[1]	9,200,000	203,960
Air France-KLM[1,2,3]	20,573,795	196,857
Bureau Veritas SA1	8,354,000	184,471
Kubota Corp.[1]	9,800,000	142,308
China State Construction International Holdings Ltd.[1]	96,638,000	135,033
Siemens AG1	1,185,000	134,391
Canadian Pacific Railway Ltd.	590,000	113,627
DP World Ltd.	4,478,184	94,042
SGS SA1	38,834	79,180
Deutsche Lufthansa AG1	4,050,000	67,824
ITOCHU Corp.[1]	4,400,000	47,043
VINCI, SA1	770,000	42,135
Andritz AG1	555,000	30,501
Alstom SA1,3	742,476	23,951
ALFA, SAB de CV, ordinary participation certificates[3]	7,500,000	16,745
		9,174,608
Consumer staples 7.28%
Associated British Foods PLC[1]	38,705,838	1,880,547
British American Tobacco PLC[1]	26,840,999	1,458,374
Nestlé SA1	15,566,799	1,141,070
Pernod Ricard SA1	9,194,053	1,019,409
Alimentation Couche-Tard Inc., Class B	18,926,800	793,205
SABMiller PLC[1]	9,338,000	483,263
EuroPacific Growth Fund — Page 4 of 12

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
Japan Tobacco Inc.[1]	16,361,000	$449,242
Seven & i Holdings Co., Ltd.[1]	9,054,000	326,584
Magnit OJSC (GDR)[1]	5,520,000	248,922
ITC Ltd.[1]	41,503,000	241,640
Wal-Mart de México, SAB de CV, Series V	65,671,436	141,191
Hypermarcas SA, ordinary nominative[3]	18,830,000	117,944
Asahi Group Holdings, Ltd.[1]	3,510,000	108,340
Hengan International Group Co. Ltd.[1]	7,587,500	79,001
Anheuser-Busch InBev NV1	670,000	75,398
Coca-Cola HBC AG (CDI)[1]	3,562,746	67,788
Thai Beverage PCL[1]	105,192,000	54,717
PT Indofood Sukses Makmur Tbk[1]	87,140,000	47,507
Orion Corp.[1]	42,250	38,858
Treasury Wine Estates Ltd.[1]	7,363,000	28,643
		8,801,643
Telecommunication services 4.04%
SoftBank Corp.[1]	39,802,600	2,368,742
China Mobile Ltd.[1]	39,065,000	458,921
China Telecom Corp. Ltd., Class H1	711,450,000	418,095
KDDI Corp.[1]	6,364,000	398,197
MTN Group Ltd.[1]	17,445,700	331,063
China Unicom (Hong Kong) Ltd.[1]	187,472,000	251,579
TeliaSonera AB1	22,175,000	142,606
Deutsche Telekom AG1	7,555,000	121,094
Reliance Communications Ltd.[1,3]	91,597,000	115,360
Orange[1]	4,000,000	68,025
TIM Participações SA, ordinary nominative	13,560,000	60,092
Intouch Holdings PCL[1]	18,455,200	43,938
Intouch Holdings PCL, nonvoting depository receipts[1]	6,004,800	14,296
Swisscom AG1	62,000	32,556
MegaFon OJSC (GDR)[1]	2,270,600	31,138
OJSC Mobile TeleSystems (ADR)	3,022,500	21,702
		4,877,404
Materials 2.95%
Syngenta AG1	2,100,315	674,412
First Quantum Minerals Ltd.	29,972,181	425,926
Chr. Hansen Holding A/S1,2	8,743,000	389,018
Linde AG1	1,799,000	335,549
Amcor Ltd.[1]	28,815,000	317,095
Rio Tinto PLC[1]	6,038,000	278,186
Glencore PLC[1]	40,505,000	186,434
Grasim Industries Ltd. (GDR)[1]	1,915,953	102,586
Grasim Industries Ltd.[1]	1,544,513	82,697
L’Air Liquide SA, non-registered shares[1]	1,285,631	158,632
BASF SE1	1,650,500	139,523
Anhui Conch Cement Co. Ltd., Class H1	33,941,000	126,578
Fortescue Metals Group Ltd.[1]	47,565,000	104,818
Akzo Nobel NV1	1,290,000	89,455
ArcelorMittal[1]	5,874,000	63,623
Givaudan SA1	34,832	62,282
Koninklijke DSM NV1	515,979	31,375
		3,568,189
EuroPacific Growth Fund — Page 5 of 12

unaudited
Common stocks Energy 2.20%	Shares	Value (000)
BG Group PLC[1]	36,729,752	$488,900
Reliance Industries Ltd.[1]	24,871,800	349,870
Royal Dutch Shell PLC, Class B1	2,785,000	95,676
Royal Dutch Shell PLC, Class A1	2,822,000	93,753
Royal Dutch Shell PLC, Class B (ADR)	988,700	68,774
Royal Dutch Shell PLC, Class A (ADR)	1,000,000	66,950
Tourmaline Oil Corp.[3]	9,683,000	322,544
Canadian Natural Resources, Ltd.	6,895,000	213,177
BP PLC[1]	26,929,164	170,993
Enbridge Inc.	2,949,812	151,680
Oil Search Ltd.[1]	22,435,452	144,952
TOTAL SA1	2,172,000	111,987
Gazprom OJSC (ADR)[1]	18,750,000	86,724
INPEX CORP.[1]	6,600,000	73,229
Repsol, SA, non-registered shares[1]	3,728,000	69,297
CNOOC Ltd.[1]	39,400,100	53,298
Pacific Rubiales Energy Corp.	7,781,900	48,160
Eni SpA[1]	2,703,170	47,211
		2,657,175
Utilities 2.04%
Power Grid Corp. of India Ltd.[1,2]	296,023,422	645,348
Power Assets Holdings Ltd.[1]	43,296,500	418,270
ENN Energy Holdings Ltd.[1,2]	67,925,500	384,126
China Resources Gas Group Ltd.[1,2]	118,420,000	306,324
National Grid PLC[1]	13,990,000	199,439
Cheung Kong Infrastructure Holdings Ltd.[1]	21,780,000	160,510
PT Perusahaan Gas Negara (Persero) Tbk[1]	258,300,000	124,419
EDP - Energias de Portugal, SA1	21,644,335	83,708
Hong Kong and China Gas Co. Ltd.[1]	31,986,963	72,836
Snam SPA[1]	13,650,000	67,337
		2,462,317
Miscellaneous 4.81%
Other common stocks in initial period of acquisition		5,816,129
Total common stocks (cost: $74,551,608,000)		105,915,336
Rights & warrants 0.00% Miscellaneous 0.00%
Other rights & warrants in initial period of acquisition		1,075
Total rights & warrants (cost: $0)		1,075
Bonds, notes & other debt instruments 0.59% U.S. Treasury bonds & notes 0.56% U.S. Treasury 0.56%	Principal amount (000)
U.S. Treasury 0.25% 2015	$392,300	392,571
U.S. Treasury 0.25% 2015	145,000	145,023
U.S. Treasury 0.25% 2015	135,000	135,105
Total U.S. Treasury bonds & notes		672,699
EuroPacific Growth Fund — Page 6 of 12

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments outside the U.S. 0.03%	Principal amount (000)	Value (000)
Argentina (Republic of) 7.00% 2015	$43,630	$42,514
Total bonds, notes & other debt instruments (cost: $714,346,000)		715,213
Short-term securities 11.96%
Abbott Laboratories 0.15% due 2/24/2015[4]	47,150	47,142
American Honda Finance Corp. 0.12% due 1/12/2015–2/13/2015	90,600	90,590
Apple Inc. 0.11% due 1/8/2015[4]	50,000	49,999
Australia & New Zealand Banking Group, Ltd. 0.18%–0.21% due 2/6/2015–3/9/2015[4]	164,200	164,174
Bank of Montreal 0.12%–0.18% due 1/6/2015–3/5/2015	80,000	79,997
Bank of Nova Scotia 0.12%–0.18% due 1/2/2015–2/27/2015[4]	102,900	102,889
CAFCO, LLC 0.21% due 2/2/2015	50,000	49,993
Caisse d’Amortissement de la Dette Sociale 0.25% due 5/14/2015[4]	50,000	49,942
Canadian Imperial Bank of Commerce 0.19% due 4/22/2015	50,000	49,994
Caterpillar Financial Services Corp. 0.15% due 2/25/2015	50,000	49,987
Chariot Funding, LLC 0.21% due 4/27/2015[4]	50,000	49,968
Ciesco LLC 0.21%–0.24% due 4/22/2015–5/4/2015	125,000	124,905
Coca-Cola Co. 0.17%–0.21% due 4/9/2015–6/5/2015[4]	173,000	172,896
Commonwealth Bank of Australia 0.16% due 3/5/2015[4]	30,000	29,992
Credit Suisse New York Branch 0.26% due 3/16/2015	50,000	49,977
Fannie Mae 0.04%–0.16% due 1/2/2015–10/5/2015	2,486,570	2,485,717
Federal Farm Credit Banks 0.09%–0.15% due 1/21/2015–8/31/2015	493,000	492,689
Federal Home Loan Bank 0.04%–0.19% due 1/6/2015–12/2/2015	2,577,107	2,576,205
Freddie Mac 0.05%–0.24% due 1/6/2015–12/7/2015	4,804,273	4,802,356
General Electric Capital Corp. 0.15%–0.18% due 1/29/2015–4/21/2015	72,700	72,675
General Electric Co. 0.10%–0.15% due 1/2/2015–1/21/2015	115,650	115,646
Gotham Funding Corp. 0.15% due 1/15/2015[4]	50,000	49,996
International Bank for Reconstruction and Development 0.10%–0.13% due 1/2/2015–2/9/2015	127,500	127,499
Jupiter Securitization Co., LLC 0.21%–0.25% due 5/21/2015–5/27/2015[4]	150,000	149,853
Kells Funding, LLC 0.21% due 4/20/2015[4]	50,000	49,969
KfW 0.09%–0.13% due 1/5/2015–4/1/2015[4]	200,000	199,962
Microsoft Corp. 0.10% due 2/10/2015[4]	33,700	33,696
Mitsubishi UFJ Trust and Banking Corp. 0.21%–0.22% due 1/16/2015–1/23/2015[4]	109,900	109,890
Mizuho Funding LLC 0.20% due 2/17/2015[4]	100,000	99,973
National Rural Utilities Cooperative Finance Corp. 0.13% due 1/26/2015	30,000	29,997
Nordea Bank AB 0.18%–0.23% due 1/8/2015–5/19/2015[4]	240,300	240,237
Old Line Funding, LLC 0.17% due 2/25/2015–4/9/2015[4]	73,500	73,474
Province of Ontario 0.10% due 1/30/2015	59,000	58,997
Québec (Province of) 0.06% due 1/8/2015[4]	30,000	29,999
Rabobank USA Financial Corp. 0.21% due 4/13/2015	50,000	49,969
Reckitt Benckiser Treasury Services PLC 0.15% due 2/6/2015[4]	10,000	9,998
Standard Chartered Bank 0.17% due 2/13/2015[4]	25,000	24,996
Sumitomo Mitsui Banking Corp. 0.12%–0.22% due 1/14/2015–3/23/2015[4]	234,000	233,916
Svenska Handelsbanken Inc. 0.18%–0.21% due 2/18/2015–4/21/2015[4]	162,000	161,932
Thunder Bay Funding, LLC 0.15%–0.24% due 3/2/2015–6/1/2015[4]	134,586	134,506
Toronto-Dominion Holdings USA Inc. 0.13%–0.18% due 1/9/2015–3/23/2015[4]	252,700	252,668
U.S. Treasury Bills 0.12% due 3/5/2015	33,700	33,700
United Parcel Service Inc. 0.12% due 2/2/2015[4]	50,000	49,995
EuroPacific Growth Fund — Page 7 of 12

unaudited
Short-term securities	Principal amount (000)	Value (000)
Victory Receivables Corp. 0.16% due 1/28/2015[4]	$63,543	$63,535
Westpac Banking Corp. 0.22%–0.26% due 5/20/2015–6/19/2015[4]	483,400	482,920
Total short-term securities (cost: $14,458,776,000)		14,459,410
Total investment securities 100.18% (cost: $89,724,730,000)		121,091,034
Other assets less liabilities (0.18)%		(223,083)
Net assets 100.00%		$120,867,951
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $2,578,188,000 over the prior 12-month period.
			Contract amount		Unrealized appreciation at 12/31/2014 (000)
	Settlement date	Counterparty	Receive (000)	Deliver (000)
Sales:
Australian dollars	1/22/2015	UBS AG	$34,221	A$39,300	$2,189
Euros	1/9/2015	HSBC Bank	$134,686	€106,365	5,966
Euros	1/12/2015	Citibank	$215,887	€173,600	5,794
Euros	1/14/2015	Bank of America, N.A.	$165,272	€133,400	3,826
Euros	1/16/2015	HSBC Bank	$62,278	€50,000	1,765
Euros	1/16/2015	UBS AG	$36,822	€29,560	1,046
Euros	1/22/2015	Bank of America, N.A.	$70,955	€57,000	1,966
Euros	3/9/2015	JPMorgan Chase	$137,022	€110,600	3,107
Japanese yen	1/8/2015	UBS AG	$104,122	¥12,150,000	2,679
Japanese yen	1/9/2015	Barclays Bank PLC	$845,671	¥99,502,000	14,900
Japanese yen	1/9/2015	JPMorgan Chase	$51,853	¥5,606,000	5,047
Japanese yen	1/13/2015	Bank of America, N.A.	$15,633	¥1,850,000	186
Japanese yen	1/14/2015	JPMorgan Chase	$29,821	¥3,570,000	13
Japanese yen	1/15/2015	UBS AG	$29,821	¥3,570,000	12
Japanese yen	1/16/2015	Barclays Bank PLC	$207,978	¥24,600,000	2,572
Japanese yen	1/16/2015	Bank of America, N.A.	$54,669	¥6,545,000	20
Japanese yen	1/22/2015	Bank of America, N.A.	$30,067	¥3,575,000	215
Japanese yen	1/23/2015	UBS AG	$23,378	¥2,750,000	415
Japanese yen	1/26/2015	Bank of America, N.A.	$139,075	¥16,300,000	2,961
Swiss francs	1/14/2015	Citibank	$121,017	CHF117,000	3,310
					$57,989
EuroPacific Growth Fund — Page 8 of 12

unaudited
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended December 31, 2014, appear below.
	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 12/31/2014 (000)
Murata Manufacturing Co., Ltd.[1]	14,705,400	1,311,000	3,550,800	12,465,600	$10,591	$1,361,661
Nintendo Co., Ltd.[1]	10,185,600	899,000	—	11,084,600	—	1,155,251
International Consolidated Airlines Group, SA (CDI)[1,3]	111,313,540	28,329,600	—	139,643,140	—	1,043,577
UCB SA1	9,315,505	3,937,319	610,000	12,642,824	13,589	959,466
Power Grid Corp. of India Ltd.[1]	296,023,422	—	—	296,023,422	6,412	645,348
Bank of Ireland[1,3]	1,871,511,153	406,763,800	371,979,472	1,721,295,481	—	640,986
Bank of Ireland 10.24% (undated)[5]	€5,190,000	—	€5,190,000	—	122	—
Infineon Technologies AG1	56,470,947	415,163	—	56,886,110	—	609,879
easyJet PLC[1]	8,867,574	11,145,262	—	20,012,836	—	516,559
Ctrip.com International, Ltd. (ADR)[3]	8,414,000	375,000	—	8,789,000	—	399,900
Gemalto NV1	4,804,745	—	—	4,804,745	2,119	392,479
Chr. Hansen Holding A/S1	7,573,000	1,170,000	—	8,743,000	4,695	389,018
ENN Energy Holdings Ltd.[1]	32,680,000	41,547,500	6,302,000	67,925,500	2,081	384,126
China Resources Gas Group Ltd.[1]	91,800,000	26,620,000	—	118,420,000	3,819	306,324
Paddy Power PLC[1]	3,077,308	126,692	—	3,204,000	2,103	266,703
Trend Micro Inc.[1]	3,070,000	5,000,000	—	8,070,000	5,444	220,794
Air France-KLM[1,3]	11,477,262	9,096,533	—	20,573,795	—	196,857
Global Brands Group Holding Ltd.[1,3]	—	510,868,100	—	510,868,100	—	99,857
Sysmex Corp.[1,5]	13,183,600	598,600	4,760,000	9,022,200	1,804	—
Carnival PLC[1,5]	9,745,000	—	3,415,000	6,330,000	6,659	—
Fairfax Financial Holdings Ltd.[5]	826,291	42,000	—	868,291	—	—
Fairfax Financial Holdings Ltd. (CAD denominated)[5]	525,000	—	—	525,000	—	—
First Quantum Minerals Ltd.[5]	29,232,081	740,100	—	29,972,181	3,307	—
Deutsche Lufthansa AG1,5	27,172,815	—	23,122,815	4,050,000	14,354	—
Nokian Renkaat Oyj[1,5]	6,677,000	—	1,759,000	4,918,000	11,355	—
NetEase, Inc. (ADR)[5]	6,959,167	—	4,985,267	1,973,900	4,200	—
Fuji Media Holdings, Inc.[1,5]	6,769,000	8,585,000	11,180,600	4,173,400	2,301	—
Eurobank Ergasias SA1,3,5	—	800,389,651	153,199,081	647,190,570	—	—
					$94,955	$9,588,785

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $93,821,655,000, which represented 77.62% of the net assets of the fund. This amount includes $93,717,993,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Security did not produce income during the last 12 months.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,163,392,000, which represented 2.62% of the net assets of the fund.
[5]	Unaffiliated issuer at 12/31/2014.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
EuroPacific Growth Fund — Page 9 of 12

unaudited
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
EuroPacific Growth Fund — Page 10 of 12

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of December 31, 2014 (dollars in thousands):
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$2,226,103	$20,842,010	$1,076	$23,069,189
Consumer discretionary	1,879,676	14,150,567	—	16,030,243
Health care	796,907	14,051,019	—	14,847,926
Information technology	3,078,160	11,532,353	—	14,610,513
Industrials	1,407,709	7,766,899	—	9,174,608
Consumer staples	1,052,340	7,749,303	—	8,801,643
Telecommunication services	81,794	4,795,610	—	4,877,404
Materials	425,926	3,142,263	—	3,568,189
Energy	871,285	1,785,890	—	2,657,175
Utilities	—	2,462,317	—	2,462,317
Miscellaneous	273,781	5,542,348	—	5,816,129
Rights & warrants	1,075	—	—	1,075
Bonds, notes & other debt instruments	—	715,213	—	715,213
Short-term securities	—	14,459,410	—	14,459,410
Total	$12,094,756	$108,995,202	$1,076	$121,091,034

	Other investments†
	Level 1	Level 2	Level 3	Total
Asset:
Unrealized appreciation on open forward currency contracts	$—	$57,989	$—	$57,989
*	Securities with a value of $93,717,993,000, which represented 75.90% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$35,223,796
Gross unrealized depreciation on investment securities	(4,947,343)
Net unrealized appreciation on investment securities	30,276,453
Cost of investment securities	90,814,581

EuroPacific Growth Fund — Page 11 of 12

unaudited
Key to abbreviations
ADR = American Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
A$ = Australian dollars
CHF = Swiss francs
€ = Euros
¥ = Japanese yen
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-016-0215O-S42203	EuroPacific Growth Fund — Page 12 of 12

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in our internal control over financial reporting during the quarter ended December 31, 2014, which were identified in connection with management's evaluation required by paragraph (d) of Rule 13a-15 and 15d-15 under the Exchange Act, that have materially affected, or are reasonably likely to materially affect, our internal control over financial reporting, other than as provided below.

Effective November 10, 2014, the EuroPacific Growth Fund’s investment adviser implemented a new accounting system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the EuroPacific Growth Fund’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EUROPACIFIC GROWTH FUND

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: February 27, 2015

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: February 27, 2015